Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Evergreen Merger Corporation
Entity Central Index Key	0002037396
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Lot 1.02, Level 1, Glo Damansara
Entity Address, Address Line Two	699, Jalan Damansara
Entity Address, Address Line Three	Taman Tun Dr Ismail,
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	60000
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi